Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.52%
Past 5 years	4.02%
Past 10 years	3.98%
Fidelity Managed Retirement 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.38%
Past 5 years	2.66%
Past 10 years	2.45%
Fidelity Managed Retirement 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.11%
Past 5 years	2.73%
Past 10 years	2.71%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNG
Average Annual Return:
Past 1 year	8.90%
Past 5 years	4.35%
Past 10 years	4.39%